Other (Expense) Income, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Income (Expenses), Net

Years ended December 31	2018	2017
Finance income	$39	$39
Gain on derivatives, net	3	4
Foreign exchange loss	(24)	(23)
Gains on sale of investments	—	16
Other (1)	(28)	(17)
	$(10)	$19

(1)

For the year ended December 31, 2018, the Company’s investments in other associates includes its interests in Leagold up to its date of dilution on May 24, 2018. Upon the dilution of the Company’s investment in Leagold, the Company measured the remaining interest in Leagold at fair value and recognized a gain of $13 million in the Consolidated Statement of (Loss) Earnings in Other (Expense) Income, net.

For the year ended December 31, 2017, Other (Expense), Income net, includes the impact of a $10 million provision which the Company recognized in respect of the settlement of a guarantee the Company had provided to Wheaton relating to a silver stream agreement with Primero Mining Corp. The Company was released from the guarantee on payment of the $10 million in January 2018.